UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004

Vanguard Health Care Fund		Shares	Market Value (000)
COMMON STOCKS (90.5%)
UNITED STATES (61.8%)
	Biotech Research & Production (9.2%)
*	Amgen, Inc.	9,523,828	$540,953
*	Genzyme Corp.-General Division	8,101,240	425,072
*	Genentech, Inc.	6,400,000	291,392
*	Biogen Idec Inc.	4,328,600	251,751
*(1)	Cephalon, Inc.	3,430,800	163,546
	Baxter International, Inc.	5,300,000	163,028
*	Millennium Pharmaceuticals, Inc.	6,100,000	79,178
*	Human Genome Sciences, Inc.	1,938,500	19,947

			1,934,867

	Consumer Discretionary (0.2%)
	Kimberly-Clark Corp.	676,300	40,355

	Consumer Staples (2.7%)
	CVS Corp.	11,500,900	499,829
	Colgate-Palmolive Co.	1,521,000	67,867

			567,696

	Drugs & Pharmaceuticals (28.1%)
	Pfizer Inc.	39,780,070	1,151,633
	Cardinal Health, Inc.	13,036,708	609,466
	Eli Lilly & Co.	10,916,600	599,431
	Schering-Plough Corp.	30,730,000	556,520
	Abbott Laboratories	12,880,700	549,104
*	Forest Laboratories, Inc.	11,202,000	499,609
	Wyeth	11,184,900	443,481
*	Gilead Sciences, Inc.	10,999,848	380,925
	Allergan, Inc.	3,244,100	232,148
	AmerisourceBergen Corp.	2,191,880	120,641
	Merck & Co., Inc.	3,307,800	103,567
	Johnson & Johnson	1,700,000	99,246
(1)	Perrigo Co.	5,322,320	96,760
*	King Pharmaceuticals, Inc.	7,717,400	84,197
	Mylan Laboratories, Inc.	4,638,800	79,880
*	Hospira, Inc.	1,948,070	62,163
*	MedImmune Inc.	2,000,000	56,840
*	Watson Pharmaceuticals, Inc.	2,000,000	56,060
*	Vertex Pharmaceuticals, Inc.	3,755,400	40,859
*	Barr Pharmaceuticals Inc.	900,000	33,885
	Bristol-Myers Squibb Co.	1,075,800	25,206
	Alpharma, Inc. Class A	748,313	12,684

			5,894,305

	Electronics-Medical Systems (2.1%)
	Medtronic, Inc.	7,300,000	373,103
*(1)	Haemonetics Corp.	1,800,000	59,130
	Datascope Corp.	342,100	11,105
	E-Z-EM, Inc.	438,602	8,136

			451,474

	Financial Services (0.5%)
	CIGNA Corp.	1,600,700	101,580
	NDCHealth Corp.	181,800	3,052

			104,632

	Health & Personal Care (3.2%)
(1)	McKesson Corp.	16,207,750	432,099
*	Medco Health Solutions, Inc.	3,557,374	120,631
*	Anthem, Inc.	1,205,500	96,922
*	IDX Systems Corp.	895,700	30,037

			679,689

	Health Care Facilities (2.8%)
	HCA Inc.	6,767,620	248,575
	Quest Diagnostics, Inc.	2,150,000	188,211
*	Laboratory Corp. of America Holdings	2,967,360	135,905
*	LifePoint Hospitals, Inc.	460,715	14,936

			587,627

	Health Care Management Services (4.9%)
	Aetna Inc.	4,350,200	413,269
*(1)	Humana Inc.	10,477,500	200,644
	IMS Health, Inc.	8,547,400	181,034
*(1)	Cerner Corp.	2,680,100	121,007
	Universal Health Services Class B	1,100,000	45,716
*	WellPoint Health Networks Inc. Class A	300,000	29,298
*	Health Net Inc.	500,000	12,130
*	American Medical Security Group, Inc.	300,000	9,525
*	First Health Group Corp.	500,000	7,960

			1,020,583

	Materials and Processing (0.7%)
	Sigma-Aldrich Corp.	2,750,000	153,010

	Medical & Dental Instruments & Supplies (5.7%)
	Becton, Dickinson & Co.	8,451,800	443,719
	Beckman Coulter, Inc.	2,776,600	165,208
	Bausch & Lomb, Inc.	2,200,000	134,112
*	St. Jude Medical, Inc.	1,193,600	91,394
	Biomet, Inc.	1,651,925	77,112
	DENTSPLY International Inc.	1,442,700	75,035
	Guidant Corp.	1,000,000	66,620
(1)	Owens & Minor, Inc. Holding Co.	2,260,000	59,189
*	Ventana Medical Systems, Inc.	614,400	33,251
*	Advanced Medical Optics, Inc.	676,466	26,450
*	STERIS Corp.	850,000	17,621
*	Viasys Healthcare Inc.	482,130	8,240

			1,197,951

	Medical Services (1.0%)
*	Coventry Health Care Inc.	4,175,000	170,758
*(1)	PAREXEL International Corp.	1,570,200	30,226

			200,984

	Producer Durables (0.7%)
*	Thermo Electron Corp.	3,000,000	87,000
	Pall Corp.	2,404,600	62,183

			149,183

	TOTAL UNITED STATES		12,982,356

	INTERNATIONAL (28.7%)

	Belgium (0.5%)
	UCB SA	1,933,593	101,878

	Canada (0.2%)
*	Biovail Corp.	1,116,800	20,906
*	Axcan Pharma Inc.	1,356,900	20,413

			41,319

	Denmark (0.2%)
	Novo Nordisk A/S B Shares	700,000	34,693

	France (4.1%)
	Sanofi-Aventis	11,839,415	862,960

	Germany (1.8%)
	Fresenius Medical Care Pfd. ADR	645,400	11,566
	Bayer AG ADR	1,400,000	39,718
	Schering AG	1,640,410	105,148
	Bayer AG	8,144,656	230,105

			386,537

	Japan (7.9%)
	Fujisawa Pharmaceutical Co., Ltd.	13,501,000	352,178
	Takeda Chemical Industries Ltd.	6,400,000	308,579
	Eisai Co., Ltd.	8,656,000	248,619
	Yamanouchi Pharmaceuticals Co., Ltd.	4,580,000	167,777
	Chugai Pharmaceutical Co., Ltd.	8,834,500	138,104
	Shionogi & Co., Ltd.	8,776,000	135,950
	Sankyo Co., Ltd.	6,250,000	129,485
	Daiichi Pharmaceutical Co., Ltd.	3,500,000	68,062
	Tanabe Seiyaku Co., Ltd.	6,850,000	62,120
	Ono Pharmaceutical Co., Ltd.	963,000	45,071

			1,655,945

	Netherlands (0.4%)
	Akzo Nobel NV	2,400,000	90,031

	Sweden (0.8%)
	Gambro AB A Shares	7,531,120	87,612
	Gambro AB B Shares	7,314,580	82,523

			170,135

	Switzerland (7.0%)
	Novartis AG (Registered)	13,719,880	652,050
	Roche Holdings AG	6,123,977	623,892
	Alcon, Inc.	1,859,600	132,404
	Serono SA Class B	112,698	69,835

			1,478,181

	United Kingdom (5.8%)
	AstraZeneca Group PLC	14,181,500	579,982
	AstraZeneca Group PLC ADR	8,087,872	333,220
	GlaxoSmithKline PLC ADR	6,368,881	270,041
	Shire Pharmaceuticals Group PLC	2,700,000	25,664

			1,208,907

TOTAL INTERNATIONAL		6,030,586

TOTAL COMMON STOCK
(Cost $13,612,256)		19,012,942

TEMPORARY CASH INVESTMENTS (11.3%)

Money Market Fund (1.8%)
Vanguard Market Liquidity Fund, 1.77**	383,808,432	383,808

	Face
	Amount
	(000)

U.S. Government and Agency Obligations (0.5%)
Federal National Mortgage Assn.***
1.70%, 12/1/2004	$100,000	99,831

Commercial Paper (2.0%)
General Electric Capital Corp. CP
1.66%, 11/17/2004	210,000	209,831
1.851%, 11/19/2004	210,000	209,809

		419,640

Repurchase Agreements (7.0%)
J.P. Morgan Securities Inc.
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $282,044,000,
collateralized by Federal National Mortgage Assn.,
4.50%-8.00%, 12/1/2013-10/1/2034)	282,000	282,000

Bank of America
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $571,589,000,
collateralized by Federal Home Loan Mortgage Corp.,
5.50%, 10/1/2034; Federal National Mortgage Assn.,
5.00%, 8/1/2033)	571,500	571,500

Goldman Sachs & Co.
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $612,795,000,
collateralized by Federal National Mortgage Assn.,
4.50%-6.00%, 12/1/2014-10/1/2034; Federal Home Loan
Mortgage Corp., 5.00%, 4/1/2019)	612,700	612,700

		1,466,200

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,369,521)		2,369,479

TOTAL INVESTMENTS (101.8%)
(Cost $15,981,777)		21,382,421

OTHER ASSETS AND LIABILITIES-NET (-1.8%)		(373,357)

NET ASSETS (100.0%)		$21,009,064

*Non-income-producing securities.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
*** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Considered an affiliated company as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $1,245,124,000.
ADR--American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2004, the cost of investment securities for tax purposes was $15,981,777,000. Net unrealized appreciation of investment securities for tax purposes was $5,400,644,000, consisting entirely of unrealized gains of $5,400,644,000 on securities that had risen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

		(000) Current Period Transactions
Vanguard Health Care Fund	1/31/2004 Market Value	Purchases at Cost	Securities Sold	Proceeds from Dividend Income	10/31/2004 Market Value
Bausch & Lomb, Inc.	$145,125		$32,105	$1,014	n/a*
Cephalon, Inc.	188,076				$163,546
Cerner Corp.	105,060				121,007
E-Z-EM Inc.	7,859		1,583	138	n/a*
Haemonetics Corp.	53,691		2,430		59,130
Humana, Inc.	233,183	$8,354			200,644
McKesson Corp.	458,697	15,733		2,870	432,099
Owens & Minor, Inc. Holding Co.	51,867			746	59,189
PAREXEL International Corp.	27,086				30,226
Perrigo Co.	88,723			559	96,760

	$1,359,367			$5,327	$1,162,601

* At October 31, 2004, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.